REGULATORY FRAMEWORK (Details 7)	12 Months Ended
Dec. 31, 2025
Base And Additional Remuneration To Hydroelectric Generator Power Plants [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Base remuneration ($ / MW-month)	2,963,070
Base And Additional Remuneration To Hydroelectric Generator Power Plants One [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Base remuneration ($ / MW-month)	2,963,070
Base And Additional Remuneration To Hydroelectric Generator Power Plants Two [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Base remuneration ($ / MW-month)	8,745,746